UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-54
RiverSource Investment Series, Inc.

(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474

(Address of principal executive offices) (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: September 30
Date of reporting period: March 31, 2011

Item 1. Reports to Stockholders.
Semiannual Report
INSERT CURRENT SEMIANNUAL REPORT

Semiannual Report

RiverSource Balanced Fund

Semiannual Report for the Period Ended
March 31, 2011

RiverSource Balanced Fund seeks to provide shareholders with a balance of growth of capital and current income

 Not FDIC insured - No bank guarantee - May lose value

Table of Contents

Your Fund at a Glance	3

Fund Expenses Example	5

Portfolio of Investments	7

Statement of Assets and Liabilities	29

Statement of Operations	31

Statements of Changes in Net Assets	32

Financial Highlights	34

Notes to Financial Statements	40

Proxy Voting	58

Results of Meeting of Shareholders	59

In August 2010, the Board of Directors of RiverSource Balanced Fund (the “Fund”) approved a proposal to merge the Fund with and into Columbia Balanced Fund. More information about Columbia Balanced Fund and the definitive terms of the merger are included in proxy materials mailed to shareholder who owned shares of the Fund on December 17, 2010. The proposal was approved at a meeting of shareholders held on February 15, 2011, and the merger of the Fund occurred after close of business on April 8, 2011. For more information, see “Results of Meeting of Shareholders.”

2  RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

ASSET ALLOCATION & PORTFOLIO BREAKDOWN(1) (at March 31, 2011)

Stocks	64.3%

Consumer Discretionary	5.4

Consumer Staples	3.6

Energy	10.9

Financials	11.8

Health Care	6.6

Industrials	11.4

Information Technology	7.4

Materials	4.2

Telecommunication Services	2.4

Utilities	0.6

Bonds	32.0

Asset-Backed	1.7

Commercial Mortgage-Backed	3.2

Consumer Discretionary	0.3

Consumer Staples	0.8

Energy	0.7

Financials	1.4

Foreign Government	0.8

Health Care	0.1

Industrials	0.3

Materials	0.4

Residential Mortgage-Backed	11.6

Telecommunication	1.8

U.S. Government Obligations & Agencies	6.3

Utilities	2.6

Other(2)	3.7

(1)	Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.

(2)	Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT  3

Your Fund at a Glance (continued)

TOP TEN HOLDINGS(1) (at March 31, 2011)

JPMorgan Chase & Co.	2.5%

Federal National Mortgage Association 6.000% 2041	2.3

Exxon Mobil Corp.	2.3

Chevron Corp.	2.2

Bank of America Corp.	2.1

The Goldman Sachs Group, Inc.	2.0

Lorillard, Inc.	1.7

Microsoft Corp.	1.7

AT&T, Inc.	1.6

EI du Pont de Nemours & Co.	1.6

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

4  RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT

Fund Expenses Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until March 31, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT  5

Fund Expenses Example (continued)

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	Oct. 1, 2010	March 31, 2011	the period(a)	expense ratio
Class A

Actual(b)	$1,000	$1,124.60	$5.61	1.06%

Hypothetical (5% return before expenses)	$1,000	$1,019.65	$5.34	1.06%

Class B

Actual(b)	$1,000	$1,119.90	$9.57	1.81%

Hypothetical (5% return before expenses)	$1,000	$1,015.91	$9.10	1.81%

Class C

Actual(b)	$1,000	$1,120.40	$9.57	1.81%

Hypothetical (5% return before expenses)	$1,000	$1,015.91	$9.10	1.81%

Class R

Actual(b)	$1,000	$1,123.10	$6.93	1.31%

Hypothetical (5% return before expenses)	$1,000	$1,018.40	$6.59	1.31%

Class R4

Actual(b)	$1,000	$1,125.30	$5.03	.95%

Hypothetical (5% return before expenses)	$1,000	$1,020.19	$4.78	.95%

Class R5

Actual(b)	$1,000	$1,126.50	$3.82	.72%

Hypothetical (5% return before expenses)	$1,000	$1,021.34	$3.63	.72%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended March 31, 2011: +12.46% for Class A, +11.99% for Class B, +12.04% for Class C, +12.31% for Class R, +12.53% for Class R4 and +12.65% for Class R5.

6  RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT

Portfolio of Investments
RiverSource Balanced Fund
March 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks (68.0%)
Issuer	Shares		Value(a)

Aerospace & Defense (2.8%)
Honeywell International, Inc.	80,143		$4,785,339
Lockheed Martin Corp.	21,502		1,728,761
The Boeing Co.	62,643		4,631,197
United Technologies Corp.	76,838		6,504,336

Total			17,649,633

Air Freight & Logistics (0.5%)
United Parcel Service, Inc., Class B	50,050		3,719,716

Airlines (0.7%)
Delta Air Lines, Inc.	99,648	(b)	976,550
U.S. Airways Group, Inc.	95,629	(b)	832,929
United Continental Holdings, Inc.	104,732	(b)	2,407,789

Total			4,217,268

Auto Components (0.1%)
Johnson Controls, Inc.	15,969		663,831

Automobiles (0.7%)
Ford Motor Co.	299,276	(b)	4,462,205

Biotechnology (0.9%)
Gilead Sciences, Inc.	135,668	(b)	5,757,750

Capital Markets (3.8%)
Morgan Stanley	314,218		8,584,436
The Bank of New York Mellon Corp.	91,129		2,722,023
The Goldman Sachs Group, Inc.	79,987		12,675,540

Total			23,981,999

Chemicals (2.6%)
Air Products & Chemicals, Inc.	14,537		1,310,947
EI du Pont de Nemours & Co.	191,231		10,511,968
The Dow Chemical Co.	127,791		4,824,110

Total			16,647,025

Commercial Banks (0.4%)
Wells Fargo & Co.	79,711		2,526,839

Communications Equipment (0.2%)
Nokia OYJ, ADR	180,693	(c)	1,537,697

Computers & Peripherals (0.2%)
Hewlett-Packard Co.	31,746		1,300,634

Diversified Financial Services (4.8%)
Bank of America Corp.	1,041,583		13,884,301
JPMorgan Chase & Co.	358,511		16,527,358

Total			30,411,659

Diversified Telecommunication Services (2.2%)
AT&T, Inc.	350,103		10,713,152
Verizon Communications, Inc.	92,465		3,563,601

Total			14,276,753

Electrical Equipment (0.9%)
ABB Ltd., ADR	144,212	(b,c)	3,488,488
Emerson Electric Co.	35,797		2,091,619

Total			5,580,107

Electronic Equipment, Instruments & Components (0.2%)
TE Connectivity Ltd.	28,318	(c)	986,033

Energy Equipment & Services (2.9%)
Baker Hughes, Inc.	75,617		5,552,556
Halliburton Co.	167,417		8,344,064
National Oilwell Varco, Inc.	31,034		2,460,065
Schlumberger Ltd.	21,367		1,992,686

Total			18,349,371

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT  7

Portfolio of Investments (continued)

Common Stocks (continued)
Issuer	Shares		Value(a)

Food & Staples Retailing (1.2%)
CVS Caremark Corp.	107,924		$3,703,952
Wal-Mart Stores, Inc.	75,387		3,923,893

Total			7,627,845

Health Care Providers & Services (1.1%)
HCA Holdings, Inc.	47,443	(b)	1,606,894
UnitedHealth Group, Inc.	56,844		2,569,349
WellPoint, Inc.	39,528		2,758,659

Total			6,934,902

Hotels, Restaurants & Leisure (0.7%)
Carnival Corp.	118,997		4,564,725

Household Durables (0.1%)
Lennar Corp., Class A	30,844	(n)	558,893

Industrial Conglomerates (3.0%)
General Electric Co.	227,152		4,554,398
Siemens AG, ADR	75,517	(c)	10,371,504
Tyco International Ltd.	96,188		4,306,337

Total			19,232,239

Insurance (3.5%)
ACE Ltd.	101,401	(c)	6,560,645
Everest Re Group Ltd.	32,493	(c)	2,865,233
MetLife, Inc.	99,396		4,445,983
The Travelers Companies, Inc.	48,530		2,886,564
XL Group PLC	234,118		5,759,303

Total			22,517,728

IT Services (2.4%)
Accenture PLC, Class A	88,258	(c)	4,851,542
IBM Corp.	32,545		5,307,113
Mastercard, Inc., Class A	19,762		4,974,491

Total			15,133,146

Life Sciences Tools & Services (1.7%)
Agilent Technologies, Inc.	70,202	(b)	3,143,646
Life Technologies Corp.	52,853	(b)	2,770,554
Thermo Fisher Scientific, Inc.	91,121	(b)	5,061,771

Total			10,975,971

Machinery (3.9%)
Caterpillar, Inc.	59,538		6,629,556
Deere & Co.	41,259		3,997,585
Eaton Corp.	73,993		4,102,172
Illinois Tool Works, Inc.	136,685		7,342,718
Parker Hannifin Corp.	31,449		2,977,591

Total			25,049,622

Media (1.6%)
Comcast Corp., Class A	104,337		2,579,211
Time Warner, Inc.	55,851		1,993,881
Viacom, Inc., Class B	122,356		5,692,000

Total			10,265,092

Metals & Mining (1.8%)
Freeport-McMoRan Copper & Gold, Inc.	86,114		4,783,632
Nucor Corp.	41,326		1,901,823
Rio Tinto PLC, ADR	27,355	(c)	1,945,488
Vale SA, ADR	45,920	(c)	1,531,432
Xstrata PLC	70,004	(c)	1,636,216

Total			11,798,591

Multiline Retail (1.3%)
Kohl’s Corp.	75,660		4,013,006
Target Corp.	85,933		4,297,510

Total			8,310,516

Multi-Utilities (0.7%)
Dominion Resources, Inc.	92,945		4,154,642

Oil, Gas & Consumable Fuels (8.6%)
Alpha Natural Resources, Inc.	18,789	(b)	1,115,503
Anadarko Petroleum Corp.	61,061		5,002,117
Apache Corp.	61,710		8,079,073
Chevron Corp.	134,991		14,502,083
ConocoPhillips	73,365		5,858,929
Devon Energy Corp.	35,208		3,231,038
Exxon Mobil Corp.	174,738		14,700,709
Occidental Petroleum Corp.	28,404		2,967,934

Total			55,457,386

The accompanying Notes to Financial Statements are an integral part of this statement.

8  RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT

Common Stocks (continued)
Issuer	Shares		Value(a)

Pharmaceuticals (3.3%)
Bristol-Myers Squibb Co.	172,095		$4,548,471
Merck & Co., Inc.	174,591		5,763,249
Novartis AG, ADR	62,147	(c)	3,377,689
Pfizer, Inc.	353,506		7,179,707

Total			20,869,116

Road & Rail (0.2%)
CSX Corp.	20,063		1,576,952

Semiconductors & Semiconductor Equipment (1.7%)
Intel Corp.	263,171		5,308,158
LSI Corp.	531,872	(b)	3,616,730
Microchip Technology, Inc.	43,480		1,652,675

Total			10,577,563

Software (3.2%)
Microsoft Corp.	424,140		10,756,190
Oracle Corp.	294,927		9,841,714

Total			20,597,904

Specialty Retail (1.2%)
Best Buy Co., Inc.	70,121		2,013,875
Home Depot, Inc.	127,421		4,722,222
Staples, Inc.	57,011		1,107,154

Total			7,843,251

Tobacco (2.6%)
Lorillard, Inc.	115,748		10,997,218
Philip Morris International, Inc.	86,518		5,678,176

Total			16,675,394

Wireless Telecommunication Services (0.3%)
Sprint Nextel Corp.	379,924	(b)	1,762,847

Total Common Stocks
(Cost: $320,022,240)			$434,552,845

Bonds (33.6%)
	Coupon	Principal
Issuer	Rate	Amount		Value(a)

Foreign Agencies (0.1%)(c)
Pemex Project Funding Master Trust
03-01-18	5.750%	$140,000		$148,120
06-15-35	6.625	205,000		205,638
Petroleos de Venezuela SA
04-12-17	5.250	384,000		231,936

Total				585,694

Sovereign (0.4%)(c)
Argentina Bonos Senior Unsecured
09-12-13	7.000	332,000		338,021
Argentina Government International Bond Senior Unsecured
12-15-35	0.000	359,000	(j)	57,979
Colombia Government International Bond Senior Unsecured
01-27-17	7.375	200,000		235,500
El Salvador Government International Bond Senior Unsecured
06-15-35	7.650	68,000	(d)	67,762
Indonesia Government International Bond Senior Unsecured
01-17-18	6.875	81,000	(d)	91,328
10-12-35	8.500	100,000	(d)	128,750
Philippine Government International Bond Senior Unsecured
01-14-31	7.750	300,000		361,874
Russian Foreign Bond — Eurobond
03-31-30	7.500	189,435	(d)	221,355
Turkey Government International Bond Senior Unsecured
09-26-16	7.000	100,000		113,250
04-03-18	6.750	205,000		228,370
03-17-36	6.875	302,000		319,667
Uruguay Government International Bond Senior Unsecured
03-21-36	7.625	81,000		96,795
Uruguay Government International Bond
05-17-17	9.250	100,000		128,000
Venezuela Government International Bond Senior Unsecured
10-08-14	8.500	87,000		79,344
02-26-16	5.750	86,000	(d)	63,640

Total				2,531,635

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT  9

Portfolio of Investments (continued)

Bonds (continued)
	Coupon	Principal
Issuer	Rate	Amount		Value(a)

Treasury (0.3%)(c)
Brazil Notas do Tesouro Nacional (BRL)
01-01-13	10.000%	100,000		$602,115
Indonesia Treasury Bond (IDR) Senior Unsecured
07-15-22	10.250	1,848,000,000		240,929
Mexican Bonos (MXN)
12-17-15	8.000	14,670,000		1,286,568

Total				2,129,612

U.S. Government Obligations & Agencies (6.7%)
Federal Home Loan Banks
05-20-11	2.625	$60,000		60,203
12-28-11	1.000	100,000		100,545
Federal National Mortgage Association
11-19-12	4.750	195,000		207,797
10-26-15	1.625	270,000		262,722
04-11-16	2.375	188,000		187,406
06-12-17	5.375	70,000		79,817
U.S. Treasury
08-31-12	0.375	110,000		109,815
11-15-12	1.375	2,070,000		2,095,391
01-15-13	1.375	435,000		440,149
02-15-13	1.375	295,000		298,457
03-15-13	1.375	445,000		450,162
05-15-13	1.375	322,000		325,523
02-15-14	1.250	90,000		90,042
02-15-14	4.000	1,225,000		1,323,670
02-28-15	2.375	4,000,000		4,096,875
02-29-16	2.125	8,563,000		8,536,240
03-31-16	2.250	2,020,000	(k)	2,022,363
03-31-16	2.375	1,310,000		1,319,108
08-31-16	3.000	118,000		121,669
07-31-17	2.375	1,650,000		1,617,000
08-15-20	2.625	1,000,000		938,125
02-15-21	3.625	5,750,000		5,831,759
02-15-36	4.500	86,000		86,833
05-15-40	4.375	2,000,000		1,955,320
08-15-40	3.875	5,346,000		4,783,836
11-15-40	4.250	3,605,000		3,447,844
U.S. Treasury Inflation-Indexed Bond
07-15-15	1.875	$871,655	(g)	959,109
07-15-17	2.625	424,960	(g)	488,147
01-15-29	2.500	487,146	(g)	551,893

Total				42,787,820

Asset-Backed (1.8%)
Access Group, Inc. Series 2005-1 Class A1
06-22-18	0.389	264,964	(o)	264,696
AmeriCredit Automobile Receivables Trust Series 2007-AX Class A4 (XLCA)
10-06-13	0.300	134,319	(e,o)	133,756
AmeriCredit Automobile Receivables Trust Series 2010-1 Class A3
03-17-14	1.660	350,000		351,733
Avis Budget Rental Car Funding AESOP LLC Series 2010-2A Class A
08-20-14	3.630	250,000	(d)	257,219
Centex Home Equity Series 2002-D Class M2
12-25-32	2.300	151,548	(o)	36,790
Chrysler Financial Lease Trust Series 2010-A Class C
09-16-13	4.490	850,000	(d)	850,923
Citibank Credit Card Issuance Trust Series 2008-C6 Class C6
06-20-14	6.300	550,000		581,117
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2
11-15-12	1.830	798,154	(d)	799,921
Crown Castle Towers LLC Senior Secured
01-15-15	4.523	650,000	(d)	671,938
Deutsche Mortgage Securities, Inc. CMO Series 2009-RS2 Class 4A1
04-26-37	0.392	348,173	(d,o)	343,069
DT Auto Owner Trust Series 2009-1 Class A1
10-15-15	2.980	560,259	(d)	562,944
DT Auto Owner Trust Series 2010-1A Class A2
12-17-12	0.990	660,000	(d)	660,164

The accompanying Notes to Financial Statements are an integral part of this statement.

10  RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT

Bonds (continued)
	Coupon	Principal
Issuer	Rate	Amount		Value(a)

Asset-Backed (cont.)
Equifirst Mortgage Loan Trust Series 2003-1 Class IF1
12-25-32	4.010%	$129,364		$127,243
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class A
06-15-13	0.505	300,000	(o)	299,587
GTP Towers Issuer LLC
02-15-15	4.436	200,000	(d)	211,384
Hertz Vehicle Financing LLC Series 2009-2A Class A1
03-25-14	4.260	550,000	(d)	577,248
Hertz Vehicle Financing LLC Series 2009-2A Class A2
03-25-16	5.290	500,000	(d)	545,804
Hertz Vehicle Financing LLC Series 2010-1A Class A1
02-25-15	2.600	300,000	(d)	303,873
Morgan Stanley Resecuritization Trust Series 2010-F Class A
06-17-13	0.504	450,000	(d,o)	449,505
National Collegiate Student Loan Trust CMO I.O. Series 2006-2 Class AIO
08-25-11	20.000	1,331,119	(h)	20,093
National Collegiate Student Loan Trust CMO I.O. Series 2006-3 Class AIO
01-25-12	5.880	1,900,000	(h)	72,963
Renaissance Home Equity Loan Trust Series 2005-4 Class A3
02-25-36	5.565	259,766		259,286
Santander Drive Auto Receivables Trust Series 2010-2 Class A2
08-15-13	0.950	715,819		716,305
SBA Tower Trust
04-15-40	4.254	500,000	(d)	524,642
Sierra Receivables Funding Co. LLC Series 2007-2A Class A2 (NPFGC)
09-20-19	1.254	331,248	(d,e,o)	323,737
Sierra Receivables Funding Co. LLC Series 2010-1A Class A1
07-20-26	4.480	91,068	(d)	92,593
Sierra Receivables Funding Co. LLC Series 2010-2A Class A
11-20-25	3.840	197,910	(d)	197,172
Sierra Receivables Funding Co. LLC Series 2010-3A Class A
11-20-25	3.510	162,587	(d)	161,201
SLM Student Loan Trust Series 2006-C Class A2
09-15-20	0.360	332,350	(o)	328,489
Triad Auto Receivables Owner Trust Series 2006-C Class A4 (AMBAC)
05-13-13	5.310	536,671	(e)	539,439

Total				11,264,834

Commercial Mortgage-Backed (3.3%)(f)
Americold LLC Trust Series 2010-ARTA Class A1
01-14-29	3.847	444,179	(d)	444,135
Banc of America Commercial Mortgage, Inc. Series 2005-3 Class A3A
07-10-43	4.621	425,000		432,764
Banc of America Commercial Mortgage, Inc. Series 2005-3 Class A4
07-10-43	4.668	375,000		393,752
Bear Stearns Commercial Mortgage Securities Series 2007-PW18 Class A1
06-13-50	5.038	46,324		46,864
CDC Commercial Mortgage Trust Series 2002-FX1 Class A2
11-15-30	5.676	719,304		727,995
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4
12-11-49	5.322	625,000		644,578
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class A4
01-15-37	4.750	415,000		436,224
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A1
05-15-36	3.819	75,355		76,147
DBUBS Mortgage Trust Series 2011-LC1A Class A3
11-10-46	5.002	150,000	(d)	155,528
GE Capital Commercial Mortgage Corp. Series 2001-3 Class A2
06-10-38	6.070	336,026		341,645

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT  11

Portfolio of Investments (continued)

Bonds (continued)
	Coupon	Principal
Issuer	Rate	Amount		Value(a)

Commercial Mortgage-Backed (cont.)
General Electric Capital Assurance Co. Series 2003-1 Class A4
05-12-35	5.254%	$540,856	(d)	$575,808
General Electric Capital Assurance Co. Series 2003-1 Class A5
05-12-35	5.743	250,000	(d)	272,608
Greenwich Capital Commercial Funding Corp. Series 2003-C1 Class A3
07-05-35	3.858	255,070		259,733
Greenwich Capital Commercial Funding Corp. Series 2004-GG1 Class A5
06-10-36	4.883	87,339		87,993
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4
03-10-39	5.444	2,600,000		2,752,005
GS Mortgage Securities Corp. II Series 2004-GG2 Class A3
08-10-38	4.602	55,653		55,790
GS Mortgage Securities Corp. II Series 2007-GG10 Class F
08-10-45	5.804	575,000		47,729
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2003-LN1 Class A1
10-15-37	4.134	170,559		175,346
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2003-ML1A Class A1
03-12-39	3.972	137,251		139,754
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-CBX Class A3
01-12-37	4.184	210,584		210,481
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-LN2 Class A1
07-15-41	4.475	771,095		778,892
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP2 Class A3
07-15-42	4.697	190,561		194,623
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP3 Class ASB
08-15-42	4.893	459,720		478,069
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP4 Class AM
10-15-42	4.999	300,000		308,973
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP5 Class A4
12-15-44	5.202	600,000		642,373
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP6 Class ASB
04-15-43	5.490	144,655		152,056
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2009-IWST Class A2
12-05-27	5.633	300,000	(d)	323,662
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2010-C1 Class A1
06-15-43	3.853	295,158	(d)	302,202
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2010-C2 Class A3
11-15-43	4.070	200,000	(d)	192,271
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2010-CNTR Class A2
08-05-32	4.311	450,000	(d)	432,886
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2011-C3 Class A4
02-15-46	4.717	450,000	(d)	453,233
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A3
03-15-29	3.973	320,640		328,531
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AAB
06-15-32	5.851	600,000		638,976

The accompanying Notes to Financial Statements are an integral part of this statement.

12  RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT

Bonds (continued)
	Coupon	Principal
Issuer	Rate	Amount		Value(a)

Commercial Mortgage-Backed (cont.)
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3
09-15-45	5.866%	$550,000		$589,907
Merrill Lynch Mortgage Trust Series 2008-C1 Class A1
02-12-51	4.706	101,522		102,918
Morgan Stanley Capital I Series 2004-HQ4 Class A5
04-14-40	4.590	11,998		11,988
Morgan Stanley Capital I Series 2006-T23 Class AAB
08-12-41	5.793	475,000		509,198
Morgan Stanley Capital I Series 2011-C1 Class A4
09-15-47	5.033	300,000	(d,o)	310,955
Morgan Stanley Reremic Trust Series 2009-GG10 Class A4A
08-12-45	5.808	825,000	(d,o)	891,267
Morgan Stanley Reremic Trust Series 2010-GG10 Class A4A
08-15-45	5.808	3,400,000	(d)	3,673,101
Wachovia Bank Commercial Mortgage Trust Series 2005-C20 Class A5
07-15-42	5.087	600,000		608,024
Wachovia Bank Commercial Mortgage Trust Series 2005-C22 Class AM
12-15-44	5.320	200,000	(o)	210,299
Wachovia Bank Commercial Mortgage Trust Series 2006-C24 Class APB
03-15-45	5.576	348,687		365,639
Wachovia Bank Commercial Mortgage Trust Series 2006-C27 Class APB
07-15-45	5.727	500,000		521,591

Total				21,298,513

Residential Mortgage-Backed (12.3%)(f)
BCAP LLC Trust Series 2006-RR1 Class PB
11-25-36	5.000	1,043,199		1,056,915
Bear Stearns Alt-A Trust CMO Series 2005-2 Class 2A2B
04-25-35	2.690	28,545	(o)	12,672
Chaseflex Trust CMO Series 2005-2 Class 2A2
06-25-35	6.500	937,049		883,045
Citigroup Mortgage Loan Trust, Inc. CMO Series 2010-6 Class 1A1
05-25-35	4.750	1,007,987	(d)	1,026,585
Countrywide Alternative Loan Trust CMO Series 2003-11T1 Class A1
07-25-18	4.750	201,881		207,745
Countrywide Home Loan Mortgage Pass-Through Trust CMO Series 2005-R2 Class 2A1
06-25-35	7.000	502,009	(d)	505,948
Federal Home Loan Mortgage Corp.
04-01-26	3.500	1,700,000	(k)	1,705,047
04-01-26	4.500	200,000	(k)	209,438
04-01-41	6.000	1,000,000	(k)	1,086,250
04-01-41	6.500	1,000,000	(k)	1,119,688
Federal Home Loan Mortgage Corp. #1G2547
12-01-36	6.104	76,480	(o)	82,487
Federal Home Loan Mortgage Corp. #1Q0140
08-01-36	5.819	74,635	(o)	78,304
Federal Home Loan Mortgage Corp. #C59161
10-01-31	6.000	583,792		642,251
Federal Home Loan Mortgage Corp. #C65869
04-01-32	6.000	338,554		378,176
Federal Home Loan Mortgage Corp. #C67723
06-01-32	7.000	476,514		548,376
Federal Home Loan Mortgage Corp. #E01419
05-01-18	5.500	164,539		178,695
Federal Home Loan Mortgage Corp. #E93097
12-01-17	5.500	545,334		590,634
Federal Home Loan Mortgage Corp. #E98725
08-01-18	5.000	285,824		305,956
Federal Home Loan Mortgage Corp. #E99684
10-01-18	5.000	667,570		722,002
Federal Home Loan Mortgage Corp. #G01441
07-01-32	7.000	606,162		698,221
Federal Home Loan Mortgage Corp.
04-01-41	4.000	2,000,000	(k)	1,963,750
Federal Home Loan Mortgage Corp. CMO I.O. Series 2817 Class SA
06-15-32	20.000	260,095	(h)	19,312

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT  13

Portfolio of Investments (continued)

Bonds (continued)
	Coupon	Principal
Issuer	Rate	Amount		Value(a)

Residential Mortgage-Backed (cont.)
Federal Home Loan Mortgage Corp. CMO I.O. Series 2936 Class AS
02-15-35	0.001%	$308,991	(h)	$36,635
Federal Home Loan Mortgage Corp. CMO I.O. Series 2950 Class SM
03-15-35	13.990	408,267	(h)	48,049
Federal Home Loan Mortgage Corp. CMO I.O. Series 3775 Class GI
09-15-34	6.380	967,947	(h)	126,104
Federal Home Loan Mortgage Corp. CMO I.O. Series 3800 Class HI
01-15-40	1.000	667,472	(h)	128,779
Federal Home Loan Mortgage Corp. CMO Series 1614 Class MZ Trust Series Z
11-15-23	6.500	53,090	(l)	58,993
Federal National Mortgage Association
04-01-26	4.500	600,000	(k)	628,781
04-01-41	4.000	3,375,000	(k)	3,319,103
04-01-41	4.500	5,440,000	(k)	5,536,048
04-01-41	5.500	4,500,000	(k)	4,812,889
04-01-41	6.000	13,895,000	(k)	15,111,897
04-01-41	6.500	3,150,000	(k)	3,530,953
Federal National Mortgage Association #190988
06-01-24	9.000	83,746		98,529
Federal National Mortgage Association #250322
08-01-25	7.500	167,979		194,154
Federal National Mortgage Association #254236
03-01-17	6.500	263,887		290,029
Federal National Mortgage Association #254383
06-01-32	7.500	127,783		148,532
Federal National Mortgage Association #256901
09-01-37	6.500	109,033		121,297
Federal National Mortgage Association #357822
05-01-35	5.500	1,920,690		2,064,036
Federal National Mortgage Association #545008
06-01-31	7.000	694,121		813,040
Federal National Mortgage Association #545869
07-01-32	6.500	101,036		114,927
Federal National Mortgage Association #555376
04-01-18	4.500	568,594	(r)	602,072
Federal National Mortgage Association #555734
07-01-23	5.000	515,595		550,756
Federal National Mortgage Association #653730
09-01-32	6.500	500,297		571,293
Federal National Mortgage Association #654686
11-01-32	6.000	537,658	(r)	591,988
Federal National Mortgage Association #662061
09-01-32	6.500	315,948		357,410
Federal National Mortgage Association #670387
08-01-32	7.000	71,491	(r)	82,685
Federal National Mortgage Association #678028
09-01-17	6.000	930,010		1,016,617
Federal National Mortgage Association #688002
03-01-33	5.500	589,889		640,796
Federal National Mortgage Association #688691
03-01-33	5.500	138,941		149,614
Federal National Mortgage Association #689093
07-01-28	5.500	266,946		288,454
Federal National Mortgage Association #712057
07-01-18	4.500	160,111		169,538
Federal National Mortgage Association #720070
07-01-23	5.500	807,866		880,376
Federal National Mortgage Association #731019
07-01-33	5.500	540,664		587,661
Federal National Mortgage Association #732094
08-01-18	5.500	369,389		401,254
Federal National Mortgage Association #735382
04-01-35	5.000	800,071	(r)	842,501
Federal National Mortgage Association #735579
06-01-35	5.000	1,380,136		1,453,329
Federal National Mortgage Association #745079
12-01-20	5.000	430,404		460,294
Federal National Mortgage Association #745392
12-01-20	4.500	87,023		91,984
Federal National Mortgage Association #747584
11-01-28	5.500	726,167		784,675
Federal National Mortgage Association #753085
12-01-33	6.500	569,158		644,362
Federal National Mortgage Association #768117
08-01-34	5.470	209,302	(o)	221,465
Federal National Mortgage Association #776962
04-01-29	5.000	986,897		1,042,566
Federal National Mortgage Association #804442
12-01-34	6.500	396,080		450,286

The accompanying Notes to Financial Statements are an integral part of this statement.

14  RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT

Bonds (continued)
	Coupon	Principal
Issuer	Rate	Amount		Value(a)

Residential Mortgage-Backed (cont.)
Federal National Mortgage Association #886764
08-01-36	6.099%	$67,148	(o)	$70,865
Federal National Mortgage Association #895834
04-01-36	2.224	73,273	(o)	76,574
Federal National Mortgage Association #972006
02-01-38	5.500	1,334,128		1,428,277
Federal National Mortgage Association #AD6420
06-01-40	5.000	910,721		954,466
Federal National Mortgage Association #AD8486
08-01-40	5.000	1,860,160		1,949,510
Federal National Mortgage Association #AE7536
10-01-40	4.500	1,955,692		1,993,026
Federal National Mortgage Association CMO I.O. Series 2003-63 Class IP
07-25-33	1.000	984,994	(h)	180,748
Federal National Mortgage Association CMO I.O. Series 2003-71 Class IM
12-25-31	20.000	249,841	(h)	28,230
Federal National Mortgage Association CMO I.O. Series 2004-84 Class GI
12-25-22	24.840	110,511	(h)	6,716
Federal National Mortgage Association CMO I.O. Series 2007-30 Class MI
04-25-37	1.000	1,325,750	(h)	247,140
Government National Mortgage Association
04-01-41	4.000	2,000,000	(k)	2,000,000
04-01-41	4.500	2,000,000	(k)	2,062,812
Government National Mortgage Association #604708
10-15-33	5.500	623,444		679,619
Government National Mortgage Association #616257
02-15-34	5.000	722,926		771,611
Government National Mortgage Association CMO I.O. Series 2002-70 Class IC
08-20-32	65.478	310,125	(h)	36,813
Government National Mortgage Association CMO I.O. Series 2009-106 Class CM
01-16-34	22.870	925,831	(h)	119,485
Government National Mortgage Association CMO I.O. Series 2010-14 Class AV
02-16-40	15.920	414,774	(h)	61,446
GSR Mortgage Loan Trust CMO Series 2004-6F Class 2A4
05-25-34	5.500	509,228	(l)	514,560
Indymac Index Mortgage Loan Trust CMO Series 2006-AR3 Class 2A1B
03-25-36	3.012	157,878	(o)	85,901
Morgan Stanley Reremic Trust CMO Series 2010-R9 Class 3B
11-26-36	5.000	600,000	(d,i)	600,000
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2004-K Class 2A3
07-25-34	4.706	77,917	(o)	81,016

Total				78,035,063

Aerospace & Defense (0.1%)
Kratos Defense & Security Solutions, Inc. Senior Secured
06-01-17	10.000	6,000	(d)	6,630
ADS Tactical, Inc. Senior Secured
04-01-18	11.000	75,000	(d)	76,875
Huntington Ingalls Industries, Inc.
03-15-18	6.875	24,000	(d)	25,050
Huntington Ingalls Industries, Inc.
03-15-21	7.125	34,000	(d)	35,445
L-3 Communications Corp.
10-15-15	6.375	216,000		222,480
Oshkosh Corp.
03-01-17	8.250	41,000		45,100
03-01-20	8.500	49,000		54,941
TransDigm, Inc. Senior Subordinated Notes
12-15-18	7.750	26,000	(d)	27,918

Total				494,439

Automotive (—%)
Dana Holding Corp. Senior Unsecured
02-15-19	6.500	15,000		14,888
02-15-21	6.750	42,000		41,895
Lear Corp.
03-15-18	7.875	130,000		141,700
03-15-20	8.125	49,000		53,900

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT  15

Portfolio of Investments (continued)

Bonds (continued)
	Coupon	Principal
Issuer	Rate	Amount		Value(a)

Automotive (cont.)
Visteon Corp. Senior Notes
04-15-19	6.750%	$20,000	(d,k)	$20,000

Total				272,383

Banking (1.1%)
Bank of America Corp. Senior Unsecured
01-05-21	5.875	840,000		877,110
Bank of Montreal
06-09-15	2.850	490,000	(c,d)	494,894
Bank of Nova Scotia
10-29-15	1.650	1,530,000	(c,d)	1,463,273
Export-Import Bank of Korea Senior Unsecured
10-17-12	5.500	115,000	(c)	121,038
HSBC Holdings PLC Subordinated Notes
06-01-38	6.800	300,000	(c)	314,133
JPMorgan Chase & Co. Senior Unsecured
10-15-20	4.250	810,000		774,127
Morgan Stanley Senior Unsecured
01-25-21	5.750	1,170,000		1,180,876
National Bank of Canada
01-30-14	1.650	414,000	(c,d)	414,554
Santander U.S. Debt SA Unipersonal Bank Guaranteed
10-07-15	3.781	200,000	(c,d)	192,188
The Toronto-Dominion Bank
07-29-15	2.200	1,485,000	(c,d)	1,465,954

Total				7,298,147

Building Materials (—%)
Associated Materials LLC Senior Secured
11-01-17	9.125	7,000	(d)	7,438
Euramax International, Inc. Senior Secured
04-01-16	9.500	30,000	(d)	30,375
Interface, Inc.
12-01-18	7.625	18,000	(d)	18,990

Total				56,803

Chemicals (0.2%)
Airgas, Inc.
10-01-18	7.125	190,000		205,200
Ashland, Inc.
06-01-17	9.125	54,000		61,965
Celanese U.S. Holdings LLC
10-15-18	6.625	52,000	(d)	53,560
CF Industries, Inc.
05-01-18	6.875	180,000		201,600
05-01-20	7.125	30,000		33,975
Chemtura Corp.
09-01-18	7.875	23,000	(d)	24,323
Hexion U.S. Finance Corp./Nova Scotia ULC Senior Secured
02-01-18	8.875	30,000		31,725
LyondellBasell Industries Senior Secured
11-01-17	8.000	232,000	(d)	256,359
Nalco Co.
01-15-19	6.625	67,000	(d)	68,926
Nova Chemicals Corp. Senior Unsecured
11-01-16	8.375	53,000	(c)	58,168
Polypore International, Inc.
11-15-17	7.500	70,000	(d)	73,500

Total				1,069,301

Construction Machinery (0.1%)
Case New Holland, Inc. Senior Notes
12-01-17	7.875	96,000	(d)	106,560
Columbus McKinnon Corp.
02-01-19	7.875	19,000	(d)	19,665
The Manitowoc Co., Inc.
11-01-13	7.125	200,000		202,250
11-01-20	8.500	35,000		37,538

Total				366,013

Consumer Cyclical Services (—%)
Garda World Security Corp. Senior Unsecured
03-15-17	9.750	8,000	(c,d)	8,620

The accompanying Notes to Financial Statements are an integral part of this statement.

16  RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT

Bonds (continued)
	Coupon	Principal
Issuer	Rate	Amount		Value(a)

Consumer Products (—%)
Central Garden and Pet Co.
03-01-18	8.250%	$25,000		$26,125
Spectrum Brands Holdings, Inc. Senior Secured
06-15-18	9.500	99,000	(d)	108,900

Total				135,025

Diversified Manufacturing (—%)
Pinafore LLC/Inc. Secured
10-01-18	9.000	15,000	(d)	16,200
SPX Corp.
09-01-17	6.875	137,000	(d)	147,275

Total				163,475

Electric (1.5%)
Arizona Public Service Co. Senior Unsecured
10-15-11	6.375	15,000		15,436
08-01-16	6.250	260,000		293,340
CenterPoint Energy Houston Electric LLC
03-01-14	7.000	560,000		635,059
CMS Energy Corp. Senior Unsecured
09-30-15	4.250	260,000		260,975
12-15-15	6.875	225,000		247,058
02-01-20	6.250	180,000		188,550
Dominion Resources, Inc. Senior Unsecured
11-15-16	5.600	110,000		121,784
08-15-19	5.200	100,000		106,592
08-01-33	5.250	440,000		475,548
DTE Energy Co. Senior Unsecured
05-15-14	7.625	915,000		1,051,197
Duke Energy Corp. Senior Unsecured
02-01-14	6.300	520,000		579,660
Edison Mission Energy Senior Unsecured
05-15-17	7.000	40,000		32,100
Indiana Michigan Power Co. Senior Unsecured
03-15-37	6.050	330,000		342,430
KCP&L Greater Missouri Operations Co. Senior Unsecured
07-01-12	11.875	125,000		139,435
Majapahit Holding BV
10-17-16	7.750	100,000	(c,d)	112,500
Midwest Generation LLC Pass-Through Certificates
01-02-16	8.560	185,482		189,192
Nevada Power Co.
01-15-15	5.875	300,000		333,737
05-15-18	6.500	290,000		331,694
08-01-18	6.500	425,000		486,566
NRG Energy, Inc.
01-15-17	7.375	86,000		89,655
Ohio Edison Co. Senior Unsecured
05-01-15	5.450	110,000		118,588
PacifiCorp 1st Mortgage
09-15-13	5.450	285,000		311,522
PPL Electric Utilities Corp. 1st Mortgage
11-30-13	7.125	585,000		666,455
Progress Energy, Inc. Senior Unsecured
03-15-14	6.050	300,000		331,747
12-01-19	4.875	250,000		259,479
Sierra Pacific Power Co.
05-15-16	6.000	260,000		293,006
Tampa Electric Co. Senior Unsecured
05-15-18	6.100	455,000		515,595
The Detroit Edison Co. Senior Secured
10-01-13	6.400	470,000		525,381
The Toledo Edison Co. Senior Secured
05-15-37	6.150	5,000		5,133
TransAlta Corp. Senior Unsecured
01-15-15	4.750	375,000	(c)	396,942

Total				9,456,356

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT  17

Portfolio of Investments (continued)

Bonds (continued)
	Coupon	Principal
Issuer	Rate	Amount		Value(a)

Entertainment (—%)
Regal Cinemas Corp.
07-15-19	8.625%	$25,000		$26,844
Speedway Motorsports, Inc.
06-01-16	8.750	155,000		169,725
Speedway Motorsports, Inc. Senior Notes
02-01-19	6.750	6,000	(d)	6,045

Total				202,614

Environmental (—%)
Clean Harbors, Inc. Senior Secured
08-15-16	7.625	10,000	(d)	10,613

Food and Beverage (0.8%)
Anheuser-Busch InBev Worldwide, Inc.
11-15-14	5.375	1,195,000		1,316,860
Bacardi Ltd.
04-01-14	7.450	95,000	(c,d)	109,318
Dean Foods Co.
06-01-16	7.000	1,000		954
Dean Foods Co. Senior Notes
12-15-18	9.750	30,000	(d)	30,788
Kraft Foods, Inc. Senior Unsecured
08-11-17	6.500	745,000		849,130
02-01-18	6.125	550,000		614,823
08-23-18	6.125	260,000		290,764
SABMiller PLC Senior Unsecured
01-15-14	5.700	1,380,000	(c,d)	1,514,198
07-15-18	6.500	310,000	(c,d)	358,617

Total				5,085,452

Gaming (—%)
MGM Resorts International Senior Secured
03-15-20	9.000	120,000		132,000
Seneca Gaming Corp.
12-01-18	8.250	47,000	(d)	48,410

Total				180,410

Gas Distributors (—%)
Energy Transfer Equity LP
10-15-20	7.500	50,000		54,500

Gas Pipelines (1.2%)
Colorado Interstate Gas Co. Senior Unsecured
11-15-15	6.800	2,537,000		2,916,042
Copano Energy LLC / Finance Corp.
04-01-21	7.125	15,000	(k)	15,188
El Paso Corp.
01-15-32	7.750	35,000		39,220
El Paso Corp. Senior Unsecured
09-15-20	6.500	110,000	(d)	118,525
Nisource Finance Corp.
03-01-13	6.150	1,075,000		1,165,366
09-15-17	5.250	1,080,000		1,150,082
09-15-20	5.450	190,000		197,170
Northwest Pipeline GP Senior Unsecured
06-15-16	7.000	230,000		271,133
04-15-17	5.950	565,000		638,139
Regency Energy Partners LP/Finance Corp.
06-01-16	9.375	65,000		73,938
12-01-18	6.875	31,000		32,938
Southern Star Central Corp. Senior Unsecured
03-01-16	6.750	255,000		258,825
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
08-15-11	7.000	385,000		393,948
04-15-16	6.400	606,000		695,970

Total				7,966,484

Health Care (—%)
American Renal Holdings Co., Inc. Senior Unsecured Pay-in-Kind
03-01-16	9.750	5,000	(d,m)	4,913
Fresenius Medical Care US Finance, Inc.
02-15-21	5.750	28,000	(d)	27,090
HCA, Inc. Senior Secured
09-15-20	7.250	160,000		171,200

The accompanying Notes to Financial Statements are an integral part of this statement.

18  RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT

Bonds (continued)
	Coupon	Principal
Issuer	Rate	Amount		Value(a)

Health Care (cont.)
Healthsouth Corp.
09-15-22	7.750%	$3,000		$3,120
STHI Holding Corp. Secured
03-15-18	8.000	12,000	(d)	12,420

Total				218,743

Home Construction (—%)
K Hovnanian Enterprises, Inc. Senior Secured
10-15-16	10.625	25,000		26,563

Independent Energy (0.7%)
Anadarko Petroleum Corp. Senior Unsecured
09-15-16	5.950	1,030,000		1,120,006
Berry Petroleum Co. Senior Unsecured
11-01-20	6.750	20,000		20,600
Chesapeake Energy Corp.
08-15-20	6.625	79,000		83,938
02-15-21	6.125	155,000		160,038
Comstock Resources, Inc.
04-01-19	7.750	13,000		13,228
Concho Resources, Inc. Senior Notes
01-15-21	7.000	94,000		98,935
Continental Resources, Inc.
04-01-21	7.125	23,000		24,438
Denbury Resources, Inc.
03-01-16	9.750	135,000		152,213
EnCana Corp. Senior Unsecured
11-01-11	6.300	1,335,000	(c)	1,377,893
EXCO Resources, Inc.
09-15-18	7.500	57,000		57,926
MEG Energy Corp.
03-15-21	6.500	35,000	(c,d)	35,569
Petrohawk Energy Corp.
08-01-14	10.500	90,000		103,050
QEP Resources, Inc. Senior Unsecured
03-01-21	6.875	70,000		73,500
Range Resources Corp.
05-15-19	8.000	265,000		292,162
Woodside Finance Ltd.
11-10-14	4.500	515,000	(c,d)	544,373

Total				4,157,869

Integrated Energy (—%)
Petro-Canada Senior Unsecured
07-15-13	4.000	65,000	(c)	68,154
TNK-BP Finance SA
03-13-18	7.875	100,000	(c,d)	114,313

Total				182,467

Media Cable (0.2%)
Cablevision Systems Corp. Senior Unsecured
09-15-17	8.625	49,000		54,513
CCO Holdings LLC/Capital Corp.
01-15-19	7.000	90,000		92,250
CSC Holdings LLC Senior Unsecured
02-15-18	7.875	35,000		38,850
DIRECTV Holdings LLC/Financing Co., Inc.
02-15-16	3.125	505,000		497,675
DISH DBS Corp.
02-01-16	7.125	190,000		202,825
09-01-19	7.875	79,000		85,518
Time Warner Cable, Inc.
11-15-40	5.875	135,000		126,853

Total				1,098,484

Media Non-Cable (0.3%)
Entravision Communications Corp. Senior Secured
08-01-17	8.750	52,000		55,380
Intelsat Jackson Holdings SA
10-15-20	7.250	110,000	(c,d)	110,138
Lamar Media Corp.
04-01-14	9.750	53,000		61,215
Reed Elsevier Capital, Inc.
08-01-11	6.750	311,000		316,846

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT  19

Portfolio of Investments (continued)

Bonds (continued)
	Coupon	Principal
Issuer	Rate	Amount		Value(a)

Media Non-Cable (cont.)
RR Donnelley & Sons Co. Senior Unsecured
04-01-14	4.950%	$150,000		$155,552
01-15-17	6.125	640,000		665,262
TCM Sub LLC
01-15-15	3.550	740,000	(d)	757,453
XM Satellite Radio, Inc.
11-01-18	7.625	93,000	(d)	98,115

Total				2,219,961

Metals (0.1%)
ArcelorMittal
03-01-21	5.500	50,000	(c)	49,270
ArcelorMittal Senior Unsecured
03-01-41	6.750	35,000	(c)	34,301
Arch Coal, Inc.
10-01-20	7.250	7,000		7,499
Arch Western Finance LLC
07-01-13	6.750	87,000		87,870
Consol Energy, Inc.
04-01-20	8.250	90,000		99,788
FMG Resources August 2006 Pty Ltd.
11-01-15	7.000	103,000	(c,d)	106,247
02-01-16	6.375	50,000	(c,d)	50,375
02-01-18	6.875	15,000	(c,d)	15,638
JMC Steel Group Senior Notes
03-15-18	8.250	11,000	(d)	11,248
Novelis, Inc.
12-15-17	8.375	25,000	(c,d)	27,063
12-15-20	8.750	51,000	(c,d)	56,100
Peabody Energy Corp.
09-15-20	6.500	100,000		107,249
Rain CII Carbon LLC/Corp. Senior Secured
12-01-18	8.000	60,000	(d)	64,050
United States Steel Corp. Senior Unsecured
02-01-18	7.000	54,000		56,093
04-01-20	7.375	49,000		51,328

Total				824,119

Non-Captive Consumer (—%)
SLM Corp. Senior Notes
01-25-16	6.250	28,000		29,190

Non-Captive Diversified (0.4%)
Ally Financial, Inc.
03-15-20	8.000	208,000		226,460
CIT Group, Inc. Secured
05-01-16	7.000	95,000		95,119
04-01-18	6.625	20,000	(d)	20,300
General Electric Capital Corp. Senior Unsecured
09-16-20	4.375	1,975,000		1,919,305
International Lease Finance Corp. Senior Unsecured
12-15-20	8.250	100,000		109,625

Total				2,370,809

Oil Field Services (—%)
Gazprom Via Gaz Capital SA Senior Unsecured
11-22-16	6.212	200,000	(c,d)	217,000
Key Energy Services, Inc.
03-01-21	6.750	23,000		23,403

Total				240,403

Other Industry (—%)
Interline Brands, Inc.
11-15-18	7.000	27,000		27,675
Valmont Industries, Inc.
04-20-20	6.625	126,000		130,085

Total				157,760

Packaging (0.1%)
Ardagh Packaging Finance PLC Senior Secured
10-15-17	7.375	47,000	(c,d)	50,290
Ball Corp.
09-01-19	7.375	35,000		37,888
09-15-20	6.750	40,000		41,900
Crown Americas Capital Corp. III/LLC Senior Notes
02-01-21	6.250	93,000	(d)	94,860

The accompanying Notes to Financial Statements are an integral part of this statement.

20  RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT

Bonds (continued)
	Coupon	Principal
Issuer	Rate	Amount		Value(a)

Packaging (cont.)
Greif, Inc. Senior Unsecured
02-01-17	6.750%	$55,000		$58,025
Reynolds Group Issuer, Inc. /LLC Senior Secured
02-15-21	6.875	20,000	(d)	20,100
Reynolds Group Issuer, Inc./LLC Senior Secured
04-15-19	7.125	54,000	(d)	55,350

Total				358,413

Paper (—%)
Cascades, Inc.
12-15-17	7.750	83,000	(c)	87,669
Graphic Packaging International, Inc.
06-15-17	9.500	60,000		66,600
10-01-18	7.875	17,000		18,190

Total				172,459

Pharmaceuticals (—%)
Grifols, Inc. Secured
02-01-18	8.250	62,000	(d)	63,550
Mylan, Inc.
11-15-18	6.000	55,000	(d)	55,000
Valeant Pharmaceuticals International
10-01-20	7.000	150,000	(d)	145,500
Warner Chilcott Co. LLC
09-15-18	7.750	33,000	(d)	34,568

Total				298,618

Railroads (0.1%)
CSX Corp. Senior Unsecured
03-15-12	6.300	380,000		399,493

Refining (—%)
United Refining Co. Senior Secured
02-28-18	10.500	29,000	(d)	29,000

Retailers (0.1%)
CVS Caremark Corp. Senior Unsecured
06-01-17	5.750	290,000		319,431
Ltd Brands, Inc.
04-01-21	6.625	20,000		20,450
Needle Merger Sub Corp. Senior Unsecured
03-15-19	8.125	35,000	(d)	35,350
QVC, Inc. Senior Secured
10-15-20	7.375	131,000	(d)	136,404
Toys R Us — Delaware, Inc. Senior Secured
09-01-16	7.375	53,000	(d)	56,048

Total				567,683

Technology (0.1%)
Amkor Technology, Inc. Senior Unsecured
05-01-18	7.375	103,000		106,604
Avaya, Inc.
11-01-15	9.750	18,000		18,293
Avaya, Inc. Senior Secured
04-01-19	7.000	60,000	(d)	58,500
Brocade Communications Systems, Inc. Senior Secured
01-15-18	6.625	138,000		146,107
01-15-20	6.875	27,000		29,160
Cardtronics, Inc.
09-01-18	8.250	90,000		97,763
CDW Escrow Corp. Senior Notes
04-01-19	8.500	30,000	(d,k)	30,038
CommScope, Inc.
01-15-19	8.250	21,000	(d)	21,945
First Data Corp. Senior Secured
06-15-19	7.375	39,000	(d,k)	39,829

Total				548,239

Transportation Services (0.1%)
ERAC USA Finance LLC
10-15-37	7.000	305,000	(d)	332,306

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT  21

Portfolio of Investments (continued)

Bonds (continued)
	Coupon	Principal
Issuer	Rate	Amount		Value(a)

Transportation Services (cont.)
The Hertz Corp.
10-15-18	7.500%	$53,000	(d)	$54,855
01-15-21	7.375	26,000	(d)	26,585

Total				413,746

Wireless (0.3%)
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured
05-01-17	7.750	288,000	(d)	313,920
Cricket Communications, Inc. Senior Secured
05-15-16	7.750	109,000		115,813
MetroPCS Wireless, Inc.
09-01-18	7.875	27,000		28,890
11-15-20	6.625	28,000		27,965
Nextel Communications, Inc.
08-01-15	7.375	75,000		75,281
NII Capital Corp.
04-01-21	7.625	30,000		30,675
SBA Telecommunications, Inc.
08-15-16	8.000	95,000		103,431
08-15-19	8.250	85,000		93,925
Sprint Nextel Corp. Senior Unsecured
08-15-17	8.375	9,000		10,024
United States Cellular Corp. Senior Unsecured
12-15-33	6.700	880,000		843,532

Total				1,643,456

Wirelines (1.2%)
AT&T, Inc. Senior Unsecured
02-15-39	6.550	1,125,000		1,172,517
Embarq Corp. Senior Unsecured
06-01-36	7.995	600,000		676,441
Frontier Communications Corp. Senior Unsecured
04-15-15	7.875	26,000		28,015
04-15-20	8.500	26,000		28,178
Level 3 Financing, Inc.
04-01-19	9.375	5,000	(d)	4,838
Qwest Communications International, Inc.
04-01-18	7.125	102,000		110,033
Telecom Italia Capital SA
07-18-36	7.200	225,000	(c)	225,800
Telefonica Emisiones SAU
01-15-15	4.949	840,000	(c)	886,302
TELUS Corp. Senior Unsecured
06-01-11	8.000	935,000	(c)	946,156
tw telecom holdings, inc.
03-01-18	8.000	55,000		59,331
Verizon New York, Inc. Senior Unsecured
04-01-12	6.875	1,705,000		1,804,980
04-01-32	7.375	1,115,000		1,250,969
Verizon Pennsylvania, Inc. Senior Unsecured
11-15-11	5.650	190,000		195,957
Windstream Corp.
11-01-17	7.875	51,000		54,698

Total				7,444,215

Total Bonds
(Cost: $210,711,156)				$214,855,496

Money Market Fund (3.9%)
	Shares		Value(a)

Columbia Short-Term Cash Fund, 0.229%	24,739,744	(q)	$24,739,744

Total Money Market Fund
(Cost: $24,739,744)			$24,739,744

The accompanying Notes to Financial Statements are an integral part of this statement.

22  RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT

Investments of Cash Collateral Received for Securities on Loan (—%)
	Effective	Principal
Issuer	Yield	Amount	Value(a)

Repurchase Agreements(p)
Goldman Sachs & Co. dated 03-31-11, matures 04-01-11, repurchase price $204,533
	0.160%	$204,532	$204,532

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $204,532)			$204,532

Total Investments in Securities
(Cost: $555,677,672)(s)			$674,352,617

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Investments in Derivatives

Futures Contracts Outstanding at March 31, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
U.S. Treasury Long Bond, 20-year	24	$2,884,500	June 2011	$8,402	$—
U.S. Treasury Note, 2-year	(48)	(10,470,000)	July 2011	—	(5,322)
U.S. Treasury Note, 5-year	(94)	(10,978,172)	July 2011	24,422	—
U.S. Treasury Note, 10-year	33	3,928,031	June 2011	794	—
U.S. Treasury Ultra Bond, 30-year	(21)	(2,594,812)	June 2011	—	(46,594)

Total				$33,618	$(51,916)

Notes to Portfolio of Investments

ADR	American Depositary Receipt
BRL	Brazilian Real
CMO	Collateralized Mortgage Obligation
IDR	Indonesian Rupiah
I.O	Interest Only
MXN	Mexican Peso

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT  23

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 8.83% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of these securities amounted to $29,670,088 or 4.65% of net assets.

(e)	The following abbreviations are used in the portfolio security descriptions to identify the insurer and/or guarantor of the issue:

AMBAC	Ambac Assurance Corporation
NPFGC	National Public Finance Guarantee Corporation
XLCA	XL Capital Assurance

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at March 31, 2011.

(i)	Security valued by management at fair value according to procedures approved, in good faith, by the Board.

(j)	This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year’s GDP exceeds the ‘base case GDP’, an interest payment is made equal to 0.012225 of the difference.

The accompanying Notes to Financial Statements are an integral part of this statement.

24  RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

(k)	At March 31, 2011, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $45,186,697. See Note 2 to the financial statements.

(l)	This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until previous series within the trust have been paid off. Interest is accrued at an effective yield similar to a zero coupon bond.

(m)	Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(n)	At March 31, 2011, security was partially or fully on loan. See Note 7 to the financial statements.

(o)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2011.

(p)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Goldman Sachs & Co. (0.160%)
Security Description	Value(a)
Government National Mortgage Association	$208,623

Total Market Value of Collateral Securities	$208,623

(q)	Affiliated Money Market Fund – See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at March 31, 2011.

(r)	At March 31, 2011, investments in securities included securities valued at $408,115 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(s)	At March 31, 2011, the cost of securities for federal income tax purposes was approximately $555,678,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$122,573,000
Unrealized depreciation	(3,898,000)

Net unrealized appreciation	$118,675,000

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT  25

Portfolio of Investments (continued)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted

The accompanying Notes to Financial Statements are an integral part of this statement.

26  RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements (continued)

prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair Value at March 31, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets	Inputs(b)	Inputs	Total
Equity Securities
Common Stocks
Metals & Mining	$10,162,375	$1,636,216	$—	$11,798,591
All Other Industries	422,754,254	—	—	422,754,254

Total Equity Securities	432,916,629	1,636,216	—	434,552,845

Bonds
Foreign Government Obligations & Agencies	—	5,246,941	—	5,246,941
U.S. Government Obligations & Agencies	39,890,181	2,897,639	—	42,787,820
Asset-Backed Securities	—	11,264,834	—	11,264,834
Commercial Mortgage-Backed Securities	—	21,298,513	—	21,298,513
Residential Mortgage-Backed Securities	—	77,435,063	600,000	78,035,063
Corporate Debt Securities	—	56,222,325	—	56,222,325

Total Bonds	39,890,181	174,365,315	600,000	214,855,496

Other
Affiliated Money Market Fund(c)	24,739,744	—	—	24,739,744
Investments of Cash Collateral Received for Securities on Loan	—	204,532	—	204,532

Total Other	24,739,744	204,532	—	24,944,276

Investments in Securities	497,546,554	176,206,063	600,000	674,352,617
Derivatives(d)
Assets
Futures Contracts	33,618	—	—	33,618
Liabilities
Futures Contracts	(51,916)	—	—	(51,916)

Total	$497,528,256	$176,206,063	$600,000	$674,334,319

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT  27

Portfolio of Investments (continued)

Fair Value Measurements (continued)

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	The amount of securities transferred out of Level 1 into Level 2 during the period was $1,339,341. All foreign securities subject to fair value procedures by the pricing service are classified as Level 2.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Asset-	Residential
	Backed	Mortgage-Backed
	Securities	Securities	Total
Balance as of Sept. 30, 2010	$719,211	$—	$719,211
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)*	—	—	—
Sales	—	—	—
Purchases	—	600,000	600,000
Transfers into Level 3	—	—	—
Transfers out of Level 3	(719,211)	—	—

Balance as of March 31, 2011	$—	$600,000	$600,000

*	Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2011 was $0.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

28  RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT

Statement of Assets and Liabilities
March 31, 2011 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers* (identified cost $530,733,396)	$649,408,341
Affiliated money market fund (identified cost $24,739,744)	24,739,744
Investments of cash collateral received for securities on loan (identified cost $204,532)	204,532

Total investments in securities (identified cost $555,677,672)	674,352,617
Cash	65,641
Foreign currency holdings (identified cost $104,959)	109,673
Capital shares receivable	75,031
Dividends and accrued interest receivable	2,084,668
Receivable for investment securities sold	18,517,914
Receivable for equity-linked notes (Note 8)	128,557
Other assets	3,553

Total assets	695,337,654

Liabilities
Capital shares payable	549,961
Payable for investment securities purchased	55,587,000
Payable upon return of securities loaned	204,532
Variation margin payable on futures contracts	9,093
Accrued investment management services fees	9,289
Accrued distribution fees	4,465
Accrued transfer agency fees	31,025
Accrued administrative services fees	1,032
Accrued plan administration services fees	23,134
Other accrued expenses	168,448

Total liabilities	56,587,979

Net assets applicable to outstanding capital stock	$638,749,675

Represented by
Capital stock — $.01 par value	$612,701
Additional paid-in capital	1,051,584,183
Undistributed net investment income	210,015
Accumulated net realized gain (loss)	(532,380,666)
Unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	118,723,442

Total — representing net assets applicable to outstanding capital stock	$638,749,675

*Value of securities on loan	$112,344

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT  29

Statement of Assets and Liabilities (continued)
March 31, 2011 (Unaudited)

Net asset value per share
	Net assets	Shares outstanding	Net asset value per share
Class A	$560,742,265	53,776,677	$10.43	(1)
Class B	$12,607,747	1,215,781	$10.37
Class C	$9,895,537	956,381	$10.35
Class R	$43,112	4,128	$10.44
Class R4	$55,449,873	5,316,082	$10.43
Class R5	$11,141	1,068	$10.43

(1)	The maximum offering price per share for Class A is $11.07. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

30  RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT

Statement of Operations
Six months ended March 31, 2011 (Unaudited)

Investment income
Income:
Dividends	$4,518,852
Interest	4,347,019
Income distributions from affiliated money market fund	13,514
Income from securities lending — net	37,271
Foreign taxes withheld	(76,122)

Total income	8,840,534

Expenses:
Investment management services fees	1,620,600
Distribution fees
Class A	685,748
Class B	62,292
Class C	47,320
Class R	112
Transfer agency fees
Class A	422,147
Class B	9,739
Class C	7,239
Class R	33
Class R4	10,643
Class R5	3
Administrative services fees	183,827
Plan administration services fees — Class R4	65,696
Compensation of board members	6,660
Custodian fees	45,133
Printing and postage	45,000
Registration fees	92,600
Professional fees	21,902
Other	34,452

Total expenses	3,361,146

Investment income (loss) — net	5,479,388

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Security transactions	30,600,100
Foreign currency transactions	7,269
Futures contracts	366,478
Options contracts written	62,292

Net realized gain (loss) on investments	31,036,139
Net change in unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	36,371,604

Net gain (loss) on investments and foreign currencies	67,407,743

Net increase (decrease) in net assets resulting from operations	$72,887,131

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT  31

Statements of Changes in Net Assets

	Six months ended	Year ended
	March 31, 2011	Sept. 30, 2010
	(Unaudited)
Operations and distributions
Investment income (loss) — net	$5,479,388	$11,694,724
Net realized gain (loss) on investments	31,036,139	24,803,739
Net change in unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	36,371,604	15,601,573

Net increase (decrease) in net assets resulting from operations	72,887,131	52,100,036

Distributions to shareholders from:
Net investment income
Class A	(5,630,442)	(10,693,767)
Class B	(80,645)	(185,077)
Class C	(63,185)	(113,185)
Class R	(400)	(551)
Class R4	(573,856)	(990,745)
Class R5	(128)	(235)

Total distributions	(6,348,656)	(11,983,560)

The accompanying Notes to Financial Statements are an integral part of this statement.

32  RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT

	Six months ended	Year ended
	March 31, 2011	Sept. 30, 2010
	(Unaudited)
Capital share transactions
Proceeds from sales
Class A shares	$8,731,350	$11,505,591
Class B shares	465,673	1,449,417
Class C shares	855,454	749,500
Class R shares	2,650	10,326
Class R4 shares	4,435,697	10,259,324
Reinvestment of distributions at net asset value
Class A shares	4,882,320	9,271,360
Class B shares	78,532	179,537
Class C shares	53,153	92,480
Class R shares	57	105
Class R4 shares	573,840	990,716
Class R5 shares	93	172
Conversions from Class B to Class A
Class A shares	40,064	3,586,967
Class B shares	(40,064)	(3,586,967)
Payments for redemptions
Class A shares	(44,703,724)	(94,141,682)
Class B shares	(1,516,890)	(4,378,302)
Class C shares	(1,041,754)	(1,868,568)
Class R shares	(5,642)	(93,274)
Class R4 shares	(4,697,544)	(10,069,995)
Class R5 shares	—	(1,593)

Increase (decrease) in net assets from capital share transactions	(31,886,735)	(76,044,886)

Proceeds from regulatory settlement (Note 11)	—	1,213

Total increase (decrease) in net assets	34,651,740	(35,927,197)
Net assets at beginning of period	604,097,935	640,025,132

Net assets at end of period	$638,749,675	$604,097,935

Undistributed net investment income	$210,015	$1,127,033

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT  33

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six month
Class A	ended March 31,		Year ended Sept. 30,
Per share data	2011		2010		2009	2008	2007	2006
	(Unaudited)
Net asset value, beginning of period	$9.37		$8.79		$9.06	$11.46	$10.52	$9.84

Income from investment operations:
Net investment income (loss)	.09		.17		.22	.30	.26	.24
Net gains (losses) (both realized and unrealized)	1.07		.59		(.25)	(2.42)	.95	.68

Total from investment operations	1.16		.76		(.03)	(2.12)	1.21	.92

Less distributions:
Dividends from net investment income	(.10)		(.18)		(.24)	(.28)	(.27)	(.24)

Proceeds from regulatory settlement	—		.00	(a)	—	—	—	—

Net asset value, end of period	$10.43		$9.37		$8.79	$9.06	$11.46	$10.52

Total return	12.46%		8.69%	(b)	.12%	(18.73% )	11.57%	9.46%

Ratios to average net assets(c)
Total expenses	1.06%	(d)	1.06%		1.02%	.95%	1.07%	1.01%

Net investment income (loss)	1.78%	(d)	1.89%		2.90%	2.86%	2.31%	2.42%

Supplemental data
Net assets, end of period (in millions)	$561		$533		$567	$634	$929	$959

Portfolio turnover rate(e)	66%		160%		189%	105%	124%	126%

See accompanying Notes to Financial Highlights.

34  RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT

	Six month
Class B	ended March 31,		Year ended Sept. 30,
Per share data	2011		2010		2009	2008	2007	2006
	(Unaudited)
Net asset value, beginning of period	$9.32		$8.74		$9.01	$11.39	$10.45	$9.78

Income from investment operations:
Net investment income (loss)	.05		.10		.16	.22	.17	.16
Net gains (losses) (both realized and unrealized)	1.06		.58		(.25)	(2.40)	.95	.67

Total from investment operations	1.11		.68		(.09)	(2.18)	1.12	.83

Less distributions:
Dividends from net investment income	(.06)		(.10)		(.18)	(.20)	(.18)	(.16)

Proceeds from regulatory settlement	—		.00	(a)	—	—	—	—

Net asset value, end of period	$10.37		$9.32		$8.74	$9.01	$11.39	$10.45

Total return	11.99%		7.86%	(b)	(.68% )	(19.35% )	10.78%	8.54%

Ratios to average net assets(c)
Total expenses	1.81%	(d)	1.82%		1.78%	1.71%	1.84%	1.78%

Net investment income (loss)	1.02%	(d)	1.11%		2.17%	2.10%	1.53%	1.63%

Supplemental data
Net assets, end of period (in millions)	$13		$12		$18	$26	$52	$70

Portfolio turnover rate(e)	66%		160%		189%	105%	124%	126%

See accompanying Notes to Financial Highlights.

RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT  35

Financial Highlights (continued)

	Six month
Class C	ended March 31,		Year ended Sept. 30,
Per share data	2011		2010		2009	2008	2007	2006
	(Unaudited)
Net asset value, beginning of period	$9.30		$8.72		$8.99	$11.38	$10.44	$9.77

Income from investment operations:
Net investment income (loss)	.05		.10		.15	.22	.17	.16
Net gains (losses) (both realized and unrealized)	1.07		.59		(.24)	(2.41)	.96	.67

Total from investment operations	1.12		.69		(.09)	(2.19)	1.13	.83

Less distributions:
Dividends from net investment income	(.07)		(.11)		(.18)	(.20)	(.19)	(.16)

Proceeds from regulatory settlement	—		.00	(a)	—	—	—	—

Net asset value, end of period	$10.35		$9.30		$8.72	$8.99	$11.38	$10.44

Total return	12.04%		7.95%	(b)	(.65% )	(19.41% )	10.86%	8.58%

Ratios to average net assets(c)
Total expenses	1.81%	(d)	1.81%		1.78%	1.71%	1.82%	1.78%

Net investment income (loss)	1.03%	(d)	1.14%		1.90%	2.11%	1.57%	1.61%

Supplemental data
Net assets, end of period (in millions)	$10		$9		$9	$4	$5	$4

Portfolio turnover rate(e)	66%		160%		189%	105%	124%	126%

See accompanying Notes to Financial Highlights.

36  RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT

	Six month
Class R	ended March 31,		Year ended Sept. 30,
Per share data	2011		2010		2009(f)
	(Unaudited)
Net asset value, beginning of period	$9.38		$8.78		$8.42

Income from investment operations:
Net investment income (loss)	.08		.13		.01
Net gains (losses) (both realized and unrealized)	1.07		.60		.40

Total from investment operations	1.15		.73		.41

Less distributions:
Dividends from net investment income	(.09)		(.13)		(.05)

Proceeds from regulatory settlement	—		.00	(a)	—

Net asset value, end of period	$10.44		$9.38		$8.78

Total return	12.31%		8.34%	(b)	4.92%

Ratios to average net assets(c)
Total expenses	1.31%	(d)	1.42%		1.44%	(d)

Net investment income (loss)	1.53%	(d)	1.46%		1.03%	(d)

Supplemental data
Net assets, end of period (in millions)	$—		$—		$—

Portfolio turnover rate(e)	66%		160%		189%

See accompanying Notes to Financial Highlights.

RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT  37

Financial Highlights (continued)

	Six month
Class R4	ended March 31,		Year ended Sept. 30,
Per share data	2011		2010		2009	2008	2007	2006
	(Unaudited)
Net asset value, beginning of period	$9.37		$8.79		$9.06	$11.47	$10.52	$9.84

Income from investment operations:
Net investment income (loss)	.09		.18		.24	.32	.27	.26
Net gains (losses) (both realized and unrealized)	1.08		.59		(.25)	(2.44)	.96	.68

Total from investment operations	1.17		.77		(.01)	(2.12)	1.23	.94

Less distributions:
Dividends from net investment income	(.11)		(.19)		(.26)	(.29)	(.28)	(.26)

Proceeds from regulatory settlement	—		.00	(a)	—	—	—	—

Net asset value, end of period	$10.43		$9.37		$8.79	$9.06	$11.47	$10.52

Total return	12.53%		8.83%	(b)	.33%	(18.69% )	11.79%	9.65%

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	.95%	(d)	.94%		.87%	.86%	.96%	.83%

Net expenses after expense waiver/reimbursement(g)	.95%	(d)	.94%		.82%	.81%	.94%	.83%

Net investment income (loss)	1.89%	(d)	2.03%		3.10%	3.01%	2.40%	2.57%

Supplemental data
Net assets, end of period (in millions)	$55		$50		$45	$47	$66	$139

Portfolio turnover rate(e)	66%		160%		189%	105%	124%	126%

See accompanying Notes to Financial Highlights.

38  RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT

	Six month
Class R5	ended March 31,		Year ended Sept. 30,
Per share data	2011		2010		2009(f)
	(Unaudited)
Net asset value, beginning of period	$9.37		$8.79		$8.42

Income from investment operations:
Net investment income (loss)	.11		.21		.03
Net gains (losses) (both realized and unrealized)	1.07		.58		.40

Total from investment operations	1.18		.79		.43

Less distributions:
Dividends from net investment income	(.12)		(.21)		(.06)

Proceeds from regulatory settlement	—		.00	(a)	—

Net asset value, end of period	$10.43		$9.37		$8.79

Total return	12.65%		9.09%	(b)	5.14%

Ratios to average net assets(c)
Total expenses	.72%	(d)	.68%		.70%	(d)

Net investment income (loss)	2.13%	(d)	2.27%		2.23%	(d)

Supplemental data
Net assets, end of period (in millions)	$—		$—		$—

Portfolio turnover rate(e)	66%		160%		189%

Notes to Financial Highlights

(a)	Rounds to less than $0.01 per share.
(b)	During the year ended Sept. 30, 2010, the Fund received proceeds from a regulatory settlement. There was no impact to the total return for each class.
(c)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Annualized.
(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 42% for the six months ended March 31, 2011 and 93%, 110% and 86% for the years ended Sept. 30, 2010, 2009 and 2008, respectively.
(f)	For the period from Aug. 3, 2009 (when shares became publicly available) to Sept. 30, 2009.
(g)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT  39

Notes to Financial Statements
(Unaudited)

1.	ORGANIZATION

RiverSource Balanced Fund (the Fund) is a series of RiverSource Investment Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation’s Board of Directors (the Board).

The Fund offers Class A, Class B, Class C, Class R, Class R4 and Class R5 shares.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other certain funds within the Columbia Family of Funds. Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R shares are not subject to sales charges and are available to qualifying institutional investors.

Class R4 shares are not subject to sales charges, however, the class was closed to new investors effective Dec. 31, 2010.

Class R5 shares are not subject to sales charges, however, the class was closed to new investors effective Dec. 31, 2010.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

40  RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of estimates
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The policy adopted by the Board generally contemplates the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. This policy takes into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities

RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT  41

Notes to Financial Statements (continued)

of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

Foreign currency translations
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At March 31, 2011, foreign currency holdings were comprised of Brazilian reais and Mexican pesos.

Repurchase agreements
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Investments in loans
The senior loans acquired by the Fund typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender’s interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters FDIC receivership, or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest. Loans are typically secured but may be unsecured. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans.

42  RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT

Securities purchased on a forward-commitment basis
Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund’s net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At March 31, 2011, the Fund had outstanding when-issued securities of $45,186,697.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to “roll over” its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain or loss. Losses may arise due to changes in the value of the securities or if a counterparty does not perform under the terms of the agreement. If a counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase or sell securities may be limited.

Forward sale commitments
The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Valuation of securities” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. At March 31, 2011, the Fund had no outstanding forward sale commitments.

RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT  43

Notes to Financial Statements (continued)

Guarantees and indemnifications
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Federal taxes
The Fund’s policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

Foreign capital gains taxes
Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

Dividends to shareholders
Dividends from net investment income, declared and paid at the end of the calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are normally distributed along with the last income dividend of the calendar year.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3.	DERIVATIVE INSTRUMENTS

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets,

44  RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT

to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the contract between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures contracts
Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, manage the duration and yield curve

RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT  45

Notes to Financial Statements (continued)

exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index options, to receive or pay the difference between the index value and the strike price of the index option. The Fund purchased and wrote options to manage the yield curve and duration and to produce incremental earnings. Completion of transactions for options traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC options trades. Cash collateral held or posted by the Fund for such option trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Fund. The Fund will realize a gain or loss when the option transaction expires or is exercised. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call or purchased put option, or the purchase cost for a written put or purchased call option, is adjusted by the amount of premium received or paid.

The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option is that the Fund gives up the opportunity for profit if the

46  RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT

market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The Fund’s maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under the contract. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put options by holders of the option contracts or proceeds received upon entering into the contracts.

Effects of derivative transactions on the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair values of derivative instruments at March 31, 2011

Liability derivatives
Statement of Assets
Risk exposure	and Liabilities
category	location	Fair value
Interest rate	Net assets — unrealized
contracts	depreciation on investments	$18,298

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of derivative instruments in the Statement of Operations for the six months ended March 31, 2011

Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures	Options	Total
Interest rate contracts	$366,478	$43,312	$409,790

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures	Options	Total
Interest rate contracts	$258,569	$—	$258,569

Total	$258,569	$—	$258,569

RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT  47

Notes to Financial Statements (continued)

Volume of derivative activity
Futures
The gross notional amount of long and short contracts outstanding was approximately $6.8 million and $24 million, respectively, at March 31, 2011. The monthly average gross notional amounts for long and short contracts were $4.5 million and $30.5 million, respectively, for the six months ended March 31, 2011. The fair value of such contracts at March 31, 2011 is set forth in the table above.

Options
At March 31, 2011, the Fund had no outstanding options contracts. The monthly average Gross notional amount for these contracts was $6.7 million for the six months ended March 31, 2011.

4.	EXPENSES AND SALES CHARGES

Investment management services fees
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.53% to 0.35% as the Fund’s net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Balanced Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.08% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $30,704 for the six months ended March 31, 2011. The management fee for the six months ended March 31, 2011 was 0.52% of the Fund’s average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

Administrative services fees
Under an Administrative Services Agreement, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The fee for the six months ended March 31, 2011 was 0.06% of the Fund’s average daily net assets. Prior to Jan. 1, 2011, Ameriprise Financial, Inc. served as the Fund Administrator. Since Jan. 1, 2011, Columbia Management Investment Advisers, LLC has served as the Fund Administrator.

48  RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT

Other fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended March 31, 2011, other expenses paid to this company were $1,288.

Compensation of board members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer agency fees
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) is responsible for providing transfer agency services to the Fund.

The Transfer Agent has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund subject to an annual limitation (that varies by class) that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc. which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Total transfer agent fees for Class R4 and Class R5 shares are subject to an annual limitation.

RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT  49

Notes to Financial Statements (continued)

For the six months ended March 31, 2011, the Fund’s effective transfer agent fee rates as a percentage of daily average net assets of each class were follows:

Class A	0.15%
Class B	0.16
Class C	0.15
Class R	0.15
Class R4	0.04
Class R5	0.06

The Fund and certain other associated investment companies (together, the Guarantors) have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent of Seligman Income and Growth Fund, which was acquired by the Fund on Aug. 28, 2009, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At March 31, 2011, the Fund’s total potential future obligation over the life of the Guaranty is $47,677. The liability remaining at March 31, 2011 for Non-Recurring Charges amounted to $32,019 and is included within other accrued expenses in the Statement of Assets and Liabilities. SDC is owned by six associated investment companies, including the Fund. The Fund’s ownership interest in SDC at March 31, 2011 is included in other assets in the Statement of Assets and Liabilities at cost of $3,553.

Plan administration services fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund paid a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $647,000 and $1,465,000 for Class B and Class C shares, respectively. These amounts are based on the

50  RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT

most recent information available as of Jan. 31, 2011, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales charges
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $89,764 for Class A, $6,602 for Class B and $263 for Class C for the six months ended March 31, 2011.

5.	SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations, but including mortgage dollar rolls) aggregated $423,692,311 and $469,608,537, respectively, for the six months ended March 31, 2011. Realized gains and losses are determined on an identified cost basis.

6.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated were as follows:

	Six months ended	Year ended
	March 31, 2011	Sept. 30, 2010
Class A
Sold	871,650	1,259,131
Converted from Class B*	4,020	394,927
Reinvested distributions	486,329	1,012,658
Redeemed	(4,489,957)	(10,328,454)

Net increase (decrease)	(3,127,958)	(7,661,738)

Class B
Sold	46,605	158,963
Reinvested distributions	7,900	19,796
Converted to Class A*	(4,046)	(397,546)
Redeemed	(153,651)	(483,494)

Net increase (decrease)	(103,192)	(702,281)

Class C
Sold	85,891	82,546
Reinvested distributions	5,354	10,205
Redeemed	(105,153)	(206,578)

Net increase (decrease)	(13,908)	(113,827)

Class R
Sold	261	1,144
Reinvested distributions	6	11
Redeemed	(546)	(10,386)

Net increase (decrease)	(279)	(9,231)

RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT  51

Notes to Financial Statements (continued)

	Six months ended	Year ended
	March 31, 2011	Sept. 30, 2010
Class R4
Sold	439,798	1,119,972
Reinvested distributions	57,100	108,154
Redeemed	(467,774)	(1,106,012)

Net increase (decrease)	29,124	122,114

Class R5
Sold	—	—
Reinvested distributions	9	19
Redeemed	—	(177)

Net increase (decrease)	9	(158)

*	Automatic conversion of Class B shares to Class A shares based on the original purchase date.

7.	LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At March 31, 2011, securities valued at $204,532 were on loan, secured by cash collateral of $112,344 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program.

52  RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT

Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $37,271 earned from securities lending for the six months ended March 31, 2011 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8.	OPTIONS CONTRACTS WRITTEN

Contracts and premiums associated with options contracts written during the six months ended March 31, 2011, were as follows:

	Puts
	Contracts	Premiums
Balance Sept. 30, 2010	—	$—
Opened	143	69,191
Closed	(72)	(29,737)
Expired	(71)	(39,454)

Balance March 31, 2011	—	$—

9.	AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of certain funds managed by the Investment Manager and other institutional clients of the Investment Manager. The cost of the Fund’s purchases and proceeds from sales of shares of Columbia Short-Term Cash Fund aggregated $77,273,158 and $62,473,994, respectively, for the six months ended March 31, 2011. The income distributions received with respect to the Fund’s investment in Columbia Short-Term Cash Fund can be found in the Statement of Operations and the Fund’s invested balance in Columbia Short-Term Cash Fund at March 31, 2011, can be found in the Portfolio of Investments.

10.	BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 14, 2010, replacing a prior credit facility. The credit facility agreement, as amended, which is

RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT  53

Notes to Financial Statements (continued)

a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. Pursuant to a March 28, 2011 amendment to the credit facility agreement, the collective borrowing amount will be increased in two stages during the third quarter of 2011 to a final collective borrowing amount of $500 million. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28, 2011, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The borrowers had the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility could at no time exceed $500 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum. Prior to October 14, 2010, the Fund also paid an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended March 31, 2011.

11.	PROCEEDS FROM REGULATORY SETTLEMENT

During the year ended Sept. 30, 2010, as a result of a settlement of an administrative proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds, the Fund received $1,213, which represented the Fund’s portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The proceeds received by the Fund were recorded as an increase to additional paid-in capital.

12.	LEHMAN BROTHERS HOLDINGS INC. EQUITY-LINKED NOTES

The Fund holds investments in two equity-linked notes (notes) for which Lehman Brothers Holdings Inc. (Lehman Brothers) is the counterparty. The notes (with an aggregate principal amount of $696,000) defaulted as of their respective maturity dates, Sept. 14, 2008 and Oct. 2, 2008. Lehman Brothers filed a Chapter 11 bankruptcy petition on Sept. 15, 2008, and as such, it is likely that the Fund will receive less than the maturity value of the notes, pending the outcome of the

54  RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT

bankruptcy proceedings. Based on the bankruptcy proceedings, the Fund recorded receivables aggregating $67,340 based on the estimated amounts recoverable for the notes and recognized realized losses of $628,660. The estimates of the amounts recoverable for the notes are periodically adjusted by the Investment Manager based on the observable trading price of Lehman Brothers senior notes, which provide an indication of amounts recoverable through the bankruptcy proceedings. Any changes to the receivable balances resulting from such adjustments are recorded as a component of interest income in the Statement of Operations. At March 31, 2011, the value of the receivable balances was $128,557, which represented 0.02% of the Fund’s net assets. The receivable balances for the notes are reported as receivable for equity-linked notes in the Statement of Assets and Liabilities

13.	FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures and options contracts, foreign currency transactions, investments in partnerships and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $551,180,261 at Sept. 30, 2010, that if not offset by capital gains will expire as follows:

2011	2012	2016	2017	2018

$368,676,980	$24,886,878	$8,353,706	$38,698,637	$110,564,060

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

14.	SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund’s financial statements, other than as noted below.

RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT  55

Notes to Financial Statements (continued)

At a shareholder meeting on February 15, 2011, shareholders approved the merger of RiverSource Balanced Fund into Columbia Balanced Fund. As of the close of business on April 8, 2011, the Fund was merged into Columbia Balanced Fund.

15.	INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit.

56  RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT  57

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

58  RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT

Results of Meeting of Shareholders

RiverSource Balanced Fund

Special Meeting of Shareholders held on Feb. 15, 2011
(Unaudited)

A brief description of the proposal(s) voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the proposals are set forth below. A vote is based on total number of shares outstanding in the Fund.

To approve an Agreement and Plan of Reorganization between RiverSource Balanced Fund and Columbia Balanced Fund.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
341,783,507.835	16,850,502.552	18,699,735.829	19,573,752.234

To elect directors to the Board.*

		Dollars Voted	Dollars Voted		Broker
		“For”	“Withhold”	Abstentions	Non-Votes
01	Kathleen Blatz	5,519,120,410.407	175,018,721.076	0.00	0.00
02	Edward J. Boudreau, Jr.	5,515,563,387.175	178,575,744.308	0.00	0.00
03	Pamela G. Carlton	5,518,733,519.579	175,405,611.903	0.00	0.00
04	William P. Carmichael	5,513,016,443.013	181,122,688.470	0.00	0.00
05	Patricia M. Flynn	5,519,518,852.744	174,620,278.739	0.00	0.00
06	William A. Hawkins	5,514,037,274.572	180,101,856.911	0.00	0.00
07	R. Glenn Hilliard	5,513,838,731.739	180,300,399.744	0.00	0.00
08	Stephen R. Lewis, Jr.	5,513,761,366.896	180,377,764.587	0.00	0.00
09	John F. Maher	5,517,767,450.200	176,371,681.283	0.00	0.00
10	John J. Nagorniak	5,514,880,200.442	179,258,931.040	0.00	0.00
11	Catherine James Paglia	5,518,721,726.947	175,417,404.535	0.00	0.00
12	Leroy C. Richie	5,514,469,447.605	179,669,683.877	0.00	0.00
13	Anthony M. Santomero	5,514,666,707.450	179,472,424.033	0.00	0.00
14	Minor M. Shaw	5,514,636,986.221	179,502,145.261	0.00	0.00
15	Alison Taunton-Rigby	5,517,048,712.195	177,090,419.287	0.00	0.00
16	William F. Truscott	5,515,998,626.742	178,140,504.741	0.00	0.00

To approve the proposed amendment to the Articles of Incorporation of RiverSource Investment Series, Inc. to increase the maximum number of board members.*

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
5,383,927,685.941	155,154,056.073	154,918,963.943	138,336.845

*	All dollars of RiverSource Investment Series, Inc. are voted together as a single class for election of directors and amendments to the Articles of Incorporation.

RIVERSOURCE BALANCED FUND — 2011 SEMIANNUAL REPORT  59

RiverSource Balanced Fund
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6335 AD (5/11)

Item 2.	Code of Ethics. Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants. Not applicable.

Item 6.	Investments.
(a)	The registrant’s “Schedule 1 — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.
(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Investment Series, Inc.
By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date May 20, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date May 20, 2011

By	/s/ Michael G. Clarke
Michael G. Clarke
Treasurer and Principal Financial Officer

Date May 20, 2011